FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009

Check here if Amendment [ ];  Amendment Number:

 This Amendment (Check one only):           [X]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/    Matthew Hemberger         New York, New York        2/18/2009
[Signature]                      [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         59

Form 13F Information Table Value Total:                $   540,898
                                                       (thousands)


List of Other Included Managers:

                                      NONE


                                                          FAIR                                                       VOTING
NAME OF ISSUER              TITLE OF          CUSIP       MARKET  SHARES OR  SH/  PUT/  INVESTMENT  OTHER           AUTHORITY
                            CLASS             NUMBER      VALUE   PRINCIPAL  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED    NONE
                                                         (000'S)  AMOUNT
--------------              --------          ------     -------- ---------  ---  ----  ----------  --------   ----   --------  ----
FGX INTERNATIONAL HLDGS
  LTD                       ORD SHS           G3396L102     9658    492989 SH           SOLE                   492989
STARLIMS TECHNOLOGIES
  LTD                       SHS               M848K109      3529    254082 SH           SOLE                   254082
AMICAS INC                  COM               001712108     2856    524975 SH           SOLE                   524975
AFFILIATED COMPUTER
  SERVICES                  CL A              008190100    27652    463263 SH           SOLE                   463263
AIRVANA INC                 COM               00950V101    10598   1394513 SH           SOLE                   1394513
ALLION HEALTHCARE INC       COM               019615103     6509    992248 SH           SOLE                   992248
BJ SVCS CO                  COM               055482103    21563   1159326 SH           SOLE                   1159326
BLACK & DECKER CORP         COM               091797100    32208    496800 SH           SOLE                   496800
BURLINGTON NORTHN SANTA
   FE C                     COM               12189T104    44193    448116 SH           SOLE                   448116
BURLINGTON NORTHN SANTA
   FE C                     COM               12189T104        1        48 SH   PUT     SOLE                   48
CF INDS HLDGS INC           COM               125269100     3996     44018 SH           SOLE                   44018
CADBURY PLC                 SPONS ADR         12721E902     1624     31611 SH           SOLE                   31611
CADBURY PLC                 SPONS ADR         12721E902        9       299 SH   PUT     SOLE                   299
CALIFORNIA MICRO
  DEVICES COR               COM               130439102     6078   1290377 SH           SOLE                   1290377
CANDELA CORP                COM               136907102     3805   1255778 SH           SOLE                   1255778
CEDAR FAIR LP               DEPOSITARY UNIT   150185106     1639    143603 SH           SOLE                   143603
CELLDEX THERAPEUTICS
  INC NEW                   COM               15117B103      735    157025 SH           SOLE                   157025
CHATTEM INC                 COM               162456107    22289    238895 SH           SOLE                   238895
COMBIMATRIX CORPORATION     COM               20009T105      128     20271 SH           SOLE                   20271
COMBIMATRIX CORPORATION     *W EXP 99/99/999  20009T113      188    105841 SH           SOLE                   105841
DIEDRICH COFFEE INC         COM NEW           253675201    10210    292966 SH           SOLE                   292966
EQUINIX INC                 COM NEW           29444U502        9       151 SH   PUT     SOLE                   151
EQUINIX INC                 COM NEW           29444U502       14        80 SH   PUT     SOLE                   80
EXXON MOBIL CORP            COM               30231G102        2       100 SH   PUT     SOLE                   100
FACET BIOTECH CORP          SHS               30303Q103      752     42800 SH           SOLE                   42800
FACET BIOTECH CORP          SHS               30303Q103       32       206 SH   CALL    SOLE                   206
FINANCIAL FED CORP          COM               317492106    25623    931746 SH           SOLE                   931746
GENESIS LEASE LTD           ADR               37183T107     1306    146278 SH           SOLE                   146278
ICT GROUP INC               COM               44929Y101    21535   1318767 SH           SOLE                   1318767
ICO INC NEW                 COM               449293109    10009   1369248 SH           SOLE                   1369248
IMS HEALTH INC              COM               449934108    18568    881666 SH           SOLE                   881666
IMS HEALTH INC              COM               449934108       17      2214 SH   PUT     SOLE                   2214
IMS HEALTH INC              COM               449934108       82      3637 SH   PUT     SOLE                   3637
INTERSTATE HOTELS &
  RESRTS I                  COM               46088S106     2050    931819 SH           SOLE                   931819
IOWA TELECOMMUNICATIONS     COM               462594201    13281    792432 SH           SOLE                   792432
I2 TECHNOLOGIES INC         COM NEW           465754208    28297   1479977 SH           SOLE                   1479977
JAVELIN PHARMACEUTICALS
   INC                      COM               471894105      734    564700 SH           SOLE                   564700
MPS GROUP INC               COM               553409103    21931   1596164 SH           SOLE                   1596164
MARVEL ENTERTAINMENT
  INC                       COM               57383T103    44275    819412 SH           SOLE                   819412
MYRIAD PHARMACEUTICALS
  INC                       COM               62856H107        1        67 SH           SOLE                   67
METRO BANCORP INC PA        COM               59161R101      303     24892 SH           SOLE                   24892
OIL SVC HOLDRS TR           DEPOSITRY RCPT    678002106       12       100 SH   PUT     SOLE                   100
OIL SVC HOLDRS TR           DEPOSITRY RCPT    678002106       18        60 SH   PUT     SOLE                   60
ON2 TECHNOLOGIES INC        COM               68338A107      707   1158466 SH           SOLE                   1158466
PEOPLES UNITED
  FINANCIAL INC             COM               712704105        1       249 SH   PUT     SOLE                   249
PEPSIAMERICAS INC           COM               71343P200    21316    728494 SH           SOLE                   728494
PEPSI BOTTLING GROUP
  INC                       COM               713409100    28146    750551 SH           SOLE                   750551
QUADRAMED CORP              COM NEW           74730W507     3162    376895 SH           SOLE                   376895
SAUER-DANFOSS INC           COM               804137107      794     66142 SH           SOLE                   66142
SPRINT NEXTEL CORP          COM SER 1         852061100      581    158632 SH           SOLE                   158632
SUN MICROSYSTEMS INC        COM NEW           866810203     2335    249160 SH           SOLE                   249160
SWITCH & DATA
  FACILITIES COM            COM               871043105    25277   1250734 SH           SOLE                   1250734
SYKES ENTERPRISES INC       COM               871237103        1       100 SH   PUT     SOLE                   100
3COM CORP                   COM               885535104    10540   1405380 SH           SOLE                   1405380
VARIAN INC                  COM               922206107    20864    404804 SH           SOLE                   404804
WASTE SERVICES INC DEL      COM NEW           941075202     7701    845335 SH           SOLE                   845335
WINDSTREAM CORP             COM               97381W104       32      2890 SH           SOLE                   2890
XTO ENERGY INC              COM               98385X106    19803    425600 SH           SOLE                   425600
ZILOG INC                   COM PAR $0.01     989524301     1319    372590 SH           SOLE                   372590